SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

Lease agreement

On August 30 2022, Dongguan Jiasheng signed a lease agreement with Dongguan Yuepeng Property Management Co., Ltd to lease logistics center of 13,600 square meters from September 1, 2022 to December 31, 2037. The annual rent was approximately $81,000 and is subject to 15% increase every three years.

Disposition of subsidiary

Due to the fact that Intelligence Guangzhou has no business activities since the incorporation and Dongguan Jiasheng has not made the capital contribution, in August 2022, the Board approved to sell the Company’s 58% ownership interest in Dogness Intelligence Technology Co., Ltd. to a third party for a nominal price. The transaction was completed in August 10, 2022.

The Company has evaluated subsequent events through September 30, 2022, the date these consolidated financial statements were available for issuance.